The Company (Tables)	3 Months Ended
Mar. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Reclassified Unamortized Debt Issuance Costs Associated with Our Secured Convertible Notes

As shown in the table below, pursuant to the guidance in ASU 2015-03 we have reclassified unamortized debt issuance costs associated with our secured convertible notes in our previously reported Consolidated Balance Sheet as of December 31, 2015 as follows:

	As presented December 31, 2015	Reclassification	As adjusted December 31, 2015
Deferred financing fees	$873,274	$(873,274)	$-
Prepaid Expenses – Related Party	$-	$339,931	$339,931
Note payable	$5,616,095	$(533,343)	$5,082,752